SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2023
Schedule of reconciliation of Class A ordinary shares reflected in the balance sheet	The Company had outstanding the following series of convertible preferred stock:As of June 30, 2023December 31, 2022(Amounts in thousands, except share amounts)SharesAuthorizedShares Issued andoutstandingSharesAuthorizedShares Issued andoutstandingSeries D Preferred Stock8,564,688 7,782,048 8,564,688 7,782,048 Series D-1 Preferred Stock8,564,688 — 8,564,688 — Series D-2 Preferred Stock6,970,478 6,671,168 6,970,478 6,671,168 Series D-3 Preferred Stock299,310 299,310 299,310 299,310 Series D-4 Preferred Stock347,451 347,451 347,451 347,451 Series D-5 Preferred Stock347,451 — 347,451 — Series C Preferred Stock43,495,421 32,761,731 43,495,421 32,761,731 Series C-1 Preferred Stock43,495,421 2,924,746 43,495,421 2,924,746 Series C-2 Preferred Stock6,093,219 4,586,357 6,093,219 4,586,357 Series C-3 Preferred Stock6,458,813 2,737,502 6,458,813 2,737,502 Series C-4 Preferred Stock710,294 710,294 710,294 710,294 Series C-5 Preferred Stock6,093,219 1,506,862 6,093,219 1,506,862 Series C-6 Preferred Stock6,458,813 3,721,311 6,458,813 3,721,311 Series C-7 Preferred Stock3,217,220 1,462,373 3,217,220 1,462,373 Series B Preferred Stock13,005,760 9,351,449 13,005,760 9,351,449 Series B-1 Preferred Stock4,100,000 3,654,311 4,100,000 3,654,311 Series A Preferred Stock30,704,520 22,661,786 30,704,520 22,661,786 Series A-1 Preferred Stock8,158,764 7,542,734 8,158,764 7,542,734 Total convertible preferred stock197,085,530 108,721,433 197,085,530 108,721,433 The Company had outstanding the following convertible preferred stock warrants:No. Warrants(Amounts in thousands, except no. warrants and strike prices)June 30, 2023December 31, 2022StrikeValuation at IssuanceSeptember 2018Series C Preferred9/28/20189/28/2028756,500 756,500 $1.81 $170 February 2019Series C Preferred2/6/20199/28/202850,320 50,320 $1.81 $12 March 2019Series C Preferred3/29/20193/29/2026375,000 375,000 $3.42 $87 April 2019Series C Preferred4/17/20194/17/20291,169,899 1,169,899 $3.42 $313 March 2020Series C Preferred3/25/20203/25/2027134,212 134,212 $5.00 $201 Total2,485,931 2,485,931 The Company had outstanding the following series of convertible preferred stock:As of December 31,20222021(Amounts in thousands, except share amounts)SharesAuthorizedShares Issued andoutstandingSharesAuthorizedShares Issued andoutstandingSeries D Preferred Stock8,564,688 7,782,048 8,564,688 7,782,048 Series D-1 Preferred Stock8,564,688 — 8,564,688 — Series D-2 Preferred Stock6,970,478 6,671,168 6,970,478 6,671,168 Series D-3 Preferred Stock299,310 299,310 299,310 299,310 Series D-4 Preferred Stock347,451 347,451 347,451 347,451 Series D-5 Preferred Stock347,451 — 347,451 — Series C Preferred Stock43,495,421 32,761,731 43,495,421 32,761,731 Series C-1 Preferred Stock43,495,421 2,924,746 43,495,421 2,924,746 Series C-2 Preferred Stock6,093,219 4,586,357 6,093,219 4,586,357 Series C-3 Preferred Stock6,458,813 2,737,502 6,458,813 2,737,502 Series C-4 Preferred Stock710,294 710,294 710,294 710,294 Series C-5 Preferred Stock6,093,219 1,506,862 6,093,219 1,506,862 Series C-6 Preferred Stock6,458,813 3,721,311 6,458,813 3,721,311 Series C-7 Preferred Stock3,217,220 1,462,373 3,217,220 1,462,373 Series B Preferred Stock13,005,760 9,351,449 13,005,760 9,351,449 Series B-1 Preferred Stock4,100,000 3,654,311 4,100,000 3,654,311 Series A Preferred Stock30,704,520 22,661,786 30,704,520 22,661,786 Series A-1 Preferred Stock8,158,764 7,542,734 8,158,764 7,542,734 Total convertible preferred stock197,085,530 108,721,433 197,085,530 108,721,433 Convertible Preferred Stock Warrants—The Company had outstanding the following convertible preferred stock warrants:No. Warrants(Amounts in thousands, except no. warrants and strike prices)As of December 31, IssuanceShare ClassIssue DateExpiration Date20222021StrikeValuation at IssuanceSeptember 2018Series C Preferred9/28/20189/28/2028756,500 756,500 $1.81 $170 February 2019Series C Preferred2/6/20199/28/202850,320 50,320 $1.81 $12 March 2019Series C Preferred3/29/20193/29/2026375,000 375,000 $3.42 $87 April 2019Series C Preferred4/17/20194/17/20291,169,899 1,169,899 $3.42 $313 March 2020Series C Preferred3/25/20203/25/2027134,212 134,212 $5.00 $201 Total2,485,931 2,485,931
Schedule of basic and diluted net earnings (loss) per common shares	The computation of net loss per share and weighted average shares of the Company's common stock outstanding during the periods presented is as follows:Six Months Ended June 30,(Amounts in thousands, except for share and per share amounts)20232022Basic net loss per share:Net loss$(135,408)$(399,252)Income allocated to participating securities— — Net loss attributable to common stockholders - Basic$(135,408)$(399,252)Diluted net loss per share:Net loss attributable to common stockholders - Basic$(135,408)$(399,252)Interest expense and change in fair value of bifurcated derivatives on convertible notes— — Income allocated to participating securities— — Net loss income attributable to common stockholders - Diluted$(135,408)$(399,252)Shares used in computation:Weighted average common shares outstanding97,444,291 94,402,682 Weighted-average effect of dilutive securities:Assumed exercise of stock options— — Assumed exercise of warrants— — Assumed conversion of convertible preferred stock— — Diluted weighted-average common shares outstanding97,444,291 94,402,682 Earnings (loss) per share attributable to common stockholders:Basic$(1.39)$(4.23)Diluted$(1.39)$(4.23)The computation of net loss per share and weighted average shares of the Company's common stock outstanding during the periods presented is as follows:Year Ended December 31,(Amounts in thousands, except for share and per share amounts)20222021Basic net loss per share:Net loss$(888,802)$(301,128)Income allocated to participating securities— — Net loss attributable to common stockholders - Basic$(888,802)$(301,128)Diluted net loss per share:Net loss attributable to common stockholders - Basic$(888,802)$(301,128)Interest expense and change in fair value of bifurcated derivatives on convertible notes— — Income allocated to participating securities— — Net loss income attributable to common stockholders - Diluted$(888,802)$(301,128)Shares used in computation:Weighted average common shares outstanding95,303,684 86,984,646 Weighted-average effect of dilutive securities:Assumed exercise of stock options— — Assumed exercise of warrants— — Assumed conversion of convertible preferred stock— — Diluted weighted-average common shares outstanding95,303,684 86,984,646 Earnings (loss) per share attributable to common stockholders:Basic$(9.33)$(3.46)Diluted$(9.33)$(3.46)
Aurora Acquisition Corp
Schedule of reconciliation of Class A ordinary shares reflected in the balance sheet	Class A ordinary shares subject to possible redemptionClass A ordinary shares subject to redemption – December 31, 2022 $246,628,487 Plus:Reclass of permanent equity to temporary equity16,999,995 Interest adjustment to redemption value1,676,767 Less: Shares redeemed by public(246,123,596)Shares redeemed by Sponsor(16,999,995)Class A ordinary shares subject to redemption – March 31, 2023 $2,181,658 Adjustment to redemption value19,954 Class A ordinary shares subject to redemption – June 30, 2023 $2,201,612 At December 31, 2022 and 2021, the Class A ordinary shares reflected in the condensed balance sheets are reconciled in the following table:Class A ordinary shares subject to possible redemptionGross proceeds$243,002,870 Less: Proceeds allocated to Public Warrants(299,536)Class A ordinary shares issuance costs(13,647,105)Plus: Accretion of carrying value to redemption value12,681,484 Accretion of carrying value to redemption value – Over-Allotment1,265,157 Class A ordinary shares subject to redemption – December 31, 2021 243,002,870 Remeasurement of Class A ordinary shares subject to redemption:3,625,617 Class A ordinary shares subject to redemption – December 31, 2022 $246,628,487
Schedule of basic and diluted net earnings (loss) per common shares	The following table reflects the calculation of basic and diluted net earnings (loss) per common share (in dollars, except per share amounts):Three Months Ended June 30, 2023June 30, 2022Class A Common Stock subject to possible redemptionNumerator: Earnings (losses) attributable to Class A Common Stock subject to possible redemption$(19,635)$1,248,851 Net earnings (losses) attributable to Class A Common Stock subject to possible redemption$(19,635)$1,248,851 Denominator: Weighted average Class A Common Stock subject to possible redemptionBasic and diluted weighted average shares outstanding, Class A Common Stock subject to possible redemption212,59824,300,287Basic and diluted net income (loss) per share, Class A Common Stock subject to possible redemption$(0.09)$0.05 Non-Redeemable Class A and Class B Common StockNumerator: Net income (loss) minus net earningsNet income (loss)$(811,496)$537,055 Less: Net earnings (losses) attributable to Class A Common Stock subject to possible redemption— — Non-redeemable net income (loss)$(811,496)$537,055 Denominator: Weighted average Non-Redeemable Class A and Class B Common StockBasic and diluted weighted average shares outstanding, Non-Redeemable Class A and Class B Common Stock8,786,31210,450,072Basic and diluted net income (loss) per share, Non-Redeemable Class A and Class B Common Stock$(0.09)$0.05 Six Months Ended June 30, 2023June 30, 2022Class A Common Stock subject to possible redemptionNumerator: Earnings (losses) attributable to Class A Common Stock subject to possible redemption$(429,904)$1,955,153 Net earnings (losses) attributable to Class A Common Stock subject to possible redemption$(429,904)$1,955,153 Denominator: Weighted average Class A Common Stock subject to possible redemptionBasic and diluted weighted average shares outstanding, Class A Common Stock subject to possible redemption7,541,25424,300,287Basic and diluted net income (loss) per share, Class A Common Stock subject to possible redemption$(0.06)$0.08 Non-Redeemable Class A and Class B Common StockNumerator: Net income (loss) minus net earningsNet income (loss)$(529,182)$840,793 Less: Net earnings (losses) attributable to Class A Common Stock subject to possible redemption— — Non-redeemable net income (loss)$(529,182)$840,793 Denominator: Weighted average Non-Redeemable Class A and Class B Common StockBasic and diluted weighted average shares outstanding, Non-Redeemable Class A and Class B Common Stock9,282,72410,450,072Basic and diluted net income (loss) per share, Non-Redeemable Class A and Class B Common Stock$(0.06)$0.08 The following table reflects the calculation of basic and diluted net earnings (loss) per ordinary share (in dollars, except per share amounts):Year Ended December 31, 2022December 31, 2021Class A ordinary shares subject to possible redemptionNumerator: Earnings (losses) attributable to Class A ordinary shares subject to possible redemption$6,108,604 $(4,399,283)Net earnings (losses) attributable to Class A ordinary shares subject to possible redemption$6,108,604 $(4,399,283)Denominator: Weighted average Class A ordinary shares subject to possible redemptionBasic and diluted weighted average shares outstanding, Class A ordinary shares subject to possible redemption24,300,287 19,827,082 Basic and diluted net income (loss) per share, Class A ordinary shares subject to possible redemption$0.25 $(0.22)Non-Redeemable Class A and Class B ordinary sharesNumerator: Net income (loss) minus net earningsNet income (loss)$2,626,938 $(2,127,892)Less: Net earnings (losses) attributable to Class A ordinary shares subject to possible redemption$— $— Non-redeemable net income (loss)$2,626,938 $(2,127,892)Denominator: Weighted average Non-Redeemable Class A and Class B ordinary sharesBasic and diluted weighted average shares outstanding, Non-Redeemable Class A and Class B ordinary shares10,450,072 9,590,182 Basic and diluted net income (loss) per share, Non-Redeemable Class A and Class B ordinary shares$0.25 $(0.22)